Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 2,774		$ 2,707		$ 2,605		$ 2,475		$ 2,645		$ 2,558		$ 2,585		$ 2,375		$ 10,561		$ 10,163		$ 9,968
Cost of sales																	6,091		6,047		5,777
Gross margin	1,164	[1]	1,130	[1]	1,132	[1]	1,044	[1]	1,104	[2]	1,073	[2]	973	[2]	966	[2]	4,470	[1]	4,116	[2]	4,191
Marketing and administrative expenses																	2,566		2,725		3,031
Research and development expenses																	613		646		587
Operating income																	1,291		745		573
Net interest expense																	55		66		126
Other (income) expense, net																	19		(4,275)		19
Income from continuing operations before income taxes																	1,217		4,954		428
Income tax (benefit) expense																	493		(12)		35
Income from continuing operations	(61)	[1]	248	[1]	264	[1]	273	[1]	240	[2]	127	[2]	1,212	[2]	3,387	[2]	724	[1]	4,966	[2]	393
(Loss) income from discontinued operations, net of tax	(10)		3		1		(1)		3		3				(7)		(7)		(1)		575
Net income	$ (71)		$ 251		$ 265		$ 272		$ 243	[2]	$ 130	[2]	$ 1,212	[2]	$ 3,380	[2]	$ 717		$ 4,965	[2]	$ 968
Income from continuing operations per common share
Basic	$ (0.11)	[1]	$ 0.46	[1]	$ 0.49	[1]	$ 0.50	[1]	$ 0.44	[2]	$ 0.23	[2]	$ 2.21	[2]	$ 6.17	[2]	$ 1.33	[1]	$ 9.10	[2]	$ 0.72
Diluted	(0.11)	[1]	0.45	[1]	0.48	[1]	0.50	[1]	0.44	[2]	0.23	[2]	2.19	[2]	6.13	[2]	1.30	[1]	9.01	[2]	0.72
(Loss) income from discontinued operations per common share
Basic	(0.02)		0.00		0.00		0.00		0.01		0.01		0.00		(0.01)		(0.01)		(0.01)		1.06
Diluted	(0.02)		0.00		0.00		(0.01)		0.00		0.01		0.00		(0.01)		(0.01)		0.00		1.04
Net income per common share
Basic	(0.13)	[1]	0.46	[1]	0.49	[1]	0.50	[1]	0.45	[2]	0.24	[2]	2.21	[2]	6.16	[2]	1.32	[1]	9.09	[2]	1.78
Diluted	$ (0.13)	[1]	$ 0.45	[1]	$ 0.48	[1]	$ 0.49	[1]	$ 0.44	[2]	$ 0.24	[2]	$ 2.19	[2]	$ 6.12	[2]	$ 1.29	[1]	$ 9.01	[2]	$ 1.76
Weighted-average number of common shares outstanding
Basic																	543		546		545
Diluted																	555		551		549

[1]	The first quarter of 2017 included charges of $17 million related to business optimization, separation-related costs and historical rebate and discount adjustments. The second quarter of 2017 included charges of $57 million related to business optimization, separation-related costs, Venezuela deconsolidation costs, Claris acquisition and integration expenses and adjustments to historical product reserves. The third quarter of 2017 included charges of $82 million related to business optimization, separation-related costs, Hurricane Maria costs, Claris acquisition and integration expenses and SIGMA SPECTRUM infusion pump inspection and remediation activities. The fourth quarter of 2017 included charges of $388 million related to business optimization, separation-related costs, Claris acquisition and integration expenses, Hurricane Maria costs, litigation and contractual disputes for business arrangements in which the company is no longer engaged or a party thereto and the impact of tax reform in the United States.
[2]	The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.